Investment in Financial Assets	6 Months Ended
Jun. 30, 2024
Investments in Financial Assets
Investments in Financial Assets

18. Investments in Financial Assets

Investment in financial assets consist of the Company’s investment in Phoenicis Therapeutics Inc. (“Phoenicis”) and Yarrow Biotechnology Inc (“Yarrow”).

ProQR holds a 3.9% interest in Phoenicis. At June 30, 2024, the investment amounts to € nil (December 31, 2023: € nil) after ProQR recognized a fair value loss in the third quarter of 2023 in other comprehensive income.

ProQR holds a 5.1% interest in Yarrow. In October 2023, ProQR initially recognized its investment in the Yarrow financial asset at € nil. As at June 30, 2024, the fair value of the Yarrow financial asset amounted to € nil (December 31, 2023: € nil).